Leases - Consolidated Statement of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of the year	$ (3,213)	$ (3,443)
Financial expenses (Leases financial cost)	(407)	(477)
Expense relating to short-term leases (included in cost of services and selling, general and administrative expenses)	(927)	(439)
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in cost of services and selling, general and administrative expenses)	(222)	(204)
Expense relating to variable lease payments not included in lease liabilities (included in cost of services)	$ (540)	(2,011)
Percentage Of Increase In Passenger Traffic	10.00%
Land building and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of the year	$ (2,790)	(2,957)
Plant and production equipment
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of the year	(160)	(160)
Vehicles furniture and fixtures
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of the year	$ (263)	$ (326)